Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Pre-funded Warrants for Common Stock Issued and Outstanding
As of September 30, 2023, the following
pre-funded
warrants for common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 8, 2019	None	$0.0025	—
April 30, 2020	None	$0.0025	—
May 20, 2022	None	$0.0025	250,000

Total pre-funded warrants			250,000

As of December 31, 2022, the following
pre-funded
warrants to purchase common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 2019	None	$0.0025	150,000
April 2020	None	$0.0025	474,413
May 2022	None	$0.0025	531,250

Total pre-funded warrants			1,155,663